Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2025	2024

Computer equipment	$517,977	$527,372
Office equipment, fixtures and furniture	3,455,318	2,042,230
Automobiles	201,423	179,273
Buildings	4,650,526	4,455,440
Construction in Progress	-	1,083,036
Subtotal	8,825,244	8,287,351
Less: accumulated depreciation	(3,080,853)	(2,306,659)
Property and equipment, net	$5,744,391	$5,980,692